Document and Entity Information	Nov. 07, 2019
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	true
Entity Central Index Key	0001748773
Document Type	8-K/A
Document Period End Date	Nov. 07, 2019
Entity Registrant Name	RATTLER MIDSTREAM LP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38919
Entity Tax Identification Number	83-1404608
Entity Address, Address Line One	500 West Texas
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Midland
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	79701
City Area Code	432
Local Phone Number	221-7400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Units
Trading Symbol	RTLR
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Description	As previously reported by Rattler Midstream LP (“Rattler”), a subsidiary of Diamondback Energy, Inc. (“Diamondback”), in Rattler’s Current Report on Form 8-K filed on November 13, 2019 (the “Original Form 8-K”), Rattler and Oryx Midstream, a portfolio company of Stonepeak Infrastructure Partners (“Oryx”), through their newly-formed joint venture entity (the “Joint Venture”), have completed the previously announced acquisition of Reliance Gathering, LLC (“Reliance Gathering”) for approximately $356 million in cash, subject to post-closing purchase price adjustments (the “Reliance Acquisition”). In accordance with their membership interests in the Joint Venture, Rattler and Oryx paid 60% and 40% of the purchase price, respectively. Rattler funded its portion of the purchase price for the Reliance Acquisition with cash on hand and borrowings under its credit facility. This Amendment to Current Report on Form 8-K/A (the “Amendment”) is being filed to amend the Original Form 8-K, the sole purpose of which is to provide the financial statements and pro forma information required by Item 9.01, which were excluded from the Original Form 8-K and are filed as exhibits hereto and are incorporated herein by reference. All other items in the Original Form 8-K remain the same and are hereby incorporated by reference into the Amendment.